AFS and HTM Debt Securities, Gross Unrealized Losses and Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	$ (995)	$ (1,554)
Less than 12 months, Fair value, available-for-sale	13,305	86,194
12 months or more, Gross unrealized losses, available-for-sale	(2,996)	(6,273)
12 months or more, Fair value, available-for-sale	50,012	57,136
Total, Gross unrealized losses, available-for-sale	(3,991)	(7,827)
Total Fair value, available for sale	63,317	143,330
Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	0	(77)
Less than 12 months, Fair value, available-for-sale	0	14,000
12 months or more, Gross unrealized losses, available-for-sale	(237)	(430)
12 months or more, Fair value, available-for-sale	6,119	7,778
Total, Gross unrealized losses, available-for-sale	(237)	(507)
Total Fair value, available for sale	6,119	21,778
Securities of U.S. states and political subdivisions [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(5)	(11)
Less than 12 months, Fair value, available-for-sale	222	748
12 months or more, Gross unrealized losses, available-for-sale	(338)	(507)
12 months or more, Fair value, available-for-sale	5,701	7,215
Total, Gross unrealized losses, available-for-sale	(343)	(518)
Total Fair value, available for sale	5,923	7,963
Federal agency mortgage-backed securities [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(988)	(1,465)
Less than 12 months, Fair value, available-for-sale	11,307	71,424
12 months or more, Gross unrealized losses, available-for-sale	(2,401)	(5,293)
12 months or more, Fair value, available-for-sale	37,377	40,722
Total, Gross unrealized losses, available-for-sale	(3,389)	(6,758)
Total Fair value, available for sale	48,684	112,146
Non-agency mortgage-backed securities [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	0	(1)
Less than 12 months, Fair value, available-for-sale	0	22
12 months or more, Gross unrealized losses, available-for-sale	(18)	(40)
12 months or more, Fair value, available-for-sale	744	1,307
Total, Gross unrealized losses, available-for-sale	(18)	(41)
Total Fair value, available for sale	744	1,329
Other debt securities [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	0	0
Less than 12 months, Fair value, available-for-sale	0	0
12 months or more, Gross unrealized losses, available-for-sale	(2)	(3)
12 months or more, Fair value, available-for-sale	71	114
Total, Gross unrealized losses, available-for-sale	(2)	(3)
Total Fair value, available for sale	71	$ 114
Collateralized loan obligations [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(2)
Less than 12 months, Fair value, available-for-sale	1,776
12 months or more, Gross unrealized losses, available-for-sale	0
12 months or more, Fair value, available-for-sale	0
Total, Gross unrealized losses, available-for-sale	(2)
Total Fair value, available for sale	$ 1,776